Unaudited Condensed Consolidated Statements of Loss and Comprehensive - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net operating revenue	R$ 92,154	R$ 81,947
Cost of services provided	(35,826)	(32,719)
Gross profit	56,328	49,228
Sales and marketing expenses	(12,554)	(14,205)
General and administrative expenses	(31,936)	(36,283)
Other operating income (expenses), net	2,325	1,592
Operating income	14,163	332
Financial income and expenses, net	(42,237)	(34,433)
Loss before income tax	(28,074)	(34,101)
Income tax	(5,129)	(2,154)
Net loss	(33,203)	(36,255)
Net loss attributed to:
Owners of the Company	(37,353)	(39,814)
Non-controlling interests	R$ 4,150	R$ 3,559
Loss per share
Basic loss per share (in Brazil Real per share)	R$ (1.02)	R$ (2.03)
Diluted loss per share (in Brazil Real per share)	R$ (1.02)	R$ (2.03)
Other comprehensive loss – foreign currency translation adjustment	R$ (1,423)
Total comprehensive loss	R$ (34,626)	R$ (36,255)